Long-Term Debt and Other Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-Term Debt
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2025	December 31, 2024
Long-term debt and other financial liabilities	48,758	80,465
Less: Deferred financing costs	(857)	(1,712)
Total	47,901	78,753
Less - current portion	(14,327)	(17,650)
Long-term portion	33,574	61,103

Annual Principal Payments
The annual principal payments required to be made after December 31, 2025 for all long-term debt and other financial liabilities, are as follows:
Twelve month periods ending December 31,	Amount
2026	14,666
2027	5,536
2028	5,536
2029	13,636
Thereafter	9,384
Total	48,758